UNAUDITED INTERIM CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) ¥ in Thousands, $ in Thousands	Jun. 30, 2021 CNY (¥) shares	Jun. 30, 2021 USD ($) $ / shares shares	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2020 $ / shares
Short-term loans (including short-term loan of the consolidated VIEs without recourse to BIT Mining Limited of nil and RMB5,000 (US$774) as of December 31, 2020 and June 30, 2021, respectively)	¥ 136,299	$ 21,110	¥ 0
Accounts payable (including accounts payable of the consolidated VIEs without recourse to BIT Mining Limited of nil and RMB5,855 (US$907) as of December 31, 2020 and June 30, 2021, respectively)	384,349	59,528	0
Cryptocurrency assets borrowings (including cryptocurrency assets borrowings of the consolidated VIEs without recourse to BIT Mining Limited of nil and nil as of December 31, 2020 and June 30, 2021, respectively)	38,508	5,964	0
Amounts due to related parties (including amounts due to related parties of the consolidated VIEs without recourse to BIT Mining Limited of nil and nil as of December 31, 2020 and June 30, 2021, respectively)	2,491	386	0
Accrued payroll and welfare payable (including accrued payroll and welfare payable of the consolidated VIEs without recourse to BIT Mining Limited of RMB12,288 and RMB1,192 (US$185) as of December 31, 2020 and June 30, 2021, respectively)	2,898	449	13,401
Operating lease liabilities - current (including operating lease liabilities - current of the consolidated VIEs without recourse to BIT Mining Limited of RMB3,710 and RMB4,006 (US$620) as of December 31, 2020 and June 30, 2021, respectively)	6,360	985	3,710
Accrued expenses and other current liabilities (including accrued expenses and other current liabilities of the consolidated VIEs without recourse to BIT Mining Limited of RMB 36,870 and RMB 70,190 (US$10,871) as of December 31, 2020 and June 30, 2021, respectively)	183,422	28,410	55,960
Income tax payable (including income tax payable of the consolidated VIEs without recourse to BIT Mining Limited of nil and RMB2,397 (US$371) as of December 31, 2020 and June 30, 2021, respectively)	5,695	882	549
Long-term payables (including long-term payables of the consolidated VIEs without recourse to BIT Mining Limited of RMB526 and RMB406 (US$63) as of December 31, 2020 and June 30, 2021, respectively)	406	63	526
Operating lease liabilities - non-current (including operating lease liabilities - non-current of the consolidated VIEs without recourse to BIT Mining Limited of RMB5,807 and RMB4,374 (US$678) as of December 31, 2020 and June 30, 2021, respectively)	¥ 6,257	$ 969	5,807
Ordinary shares, shares authorized	2,000,000,000	2,000,000,000
VIE
Short-term loans (including short-term loan of the consolidated VIEs without recourse to BIT Mining Limited of nil and RMB5,000 (US$774) as of December 31, 2020 and June 30, 2021, respectively)	¥ 5,000	$ 774	0
Accounts payable (including accounts payable of the consolidated VIEs without recourse to BIT Mining Limited of nil and RMB5,855 (US$907) as of December 31, 2020 and June 30, 2021, respectively)	5,855	907	0
Cryptocurrency assets borrowings (including cryptocurrency assets borrowings of the consolidated VIEs without recourse to BIT Mining Limited of nil and nil as of December 31, 2020 and June 30, 2021, respectively)		0	0
Amounts due to related parties (including amounts due to related parties of the consolidated VIEs without recourse to BIT Mining Limited of nil and nil as of December 31, 2020 and June 30, 2021, respectively)		0	0
Accrued payroll and welfare payable (including accrued payroll and welfare payable of the consolidated VIEs without recourse to BIT Mining Limited of RMB12,288 and RMB1,192 (US$185) as of December 31, 2020 and June 30, 2021, respectively)	1,192	185	12,288
Operating lease liabilities - current (including operating lease liabilities - current of the consolidated VIEs without recourse to BIT Mining Limited of RMB3,710 and RMB4,006 (US$620) as of December 31, 2020 and June 30, 2021, respectively)	4,006	620	3,710
Accrued expenses and other current liabilities (including accrued expenses and other current liabilities of the consolidated VIEs without recourse to BIT Mining Limited of RMB 36,870 and RMB 70,190 (US$10,871) as of December 31, 2020 and June 30, 2021, respectively)	70,190	10,871	36,870
Income tax payable (including income tax payable of the consolidated VIEs without recourse to BIT Mining Limited of nil and RMB2,397 (US$371) as of December 31, 2020 and June 30, 2021, respectively)	2,397	371	0
Long-term payables (including long-term payables of the consolidated VIEs without recourse to BIT Mining Limited of RMB526 and RMB406 (US$63) as of December 31, 2020 and June 30, 2021, respectively)	406	63	526
Operating lease liabilities - non-current (including operating lease liabilities - non-current of the consolidated VIEs without recourse to BIT Mining Limited of RMB5,807 and RMB4,374 (US$678) as of December 31, 2020 and June 30, 2021, respectively)	¥ 4,374	$ 678	¥ 5,807
Class A ordinary shares
Ordinary shares, par value | $ / shares		$ 0.00005		$ 0.00005
Ordinary shares, shares authorized	1,599,935,000	1,599,935,000	700,000,000
Ordinary shares, shares issued	604,330,240	604,330,240	430,127,692
Ordinary shares, shares outstanding	604,330,240	604,330,240	430,127,692
Class B Ordinary shares
Ordinary shares, par value | $ / shares		$ 0.00005		0.00005
Ordinary shares, shares authorized	400,000,000	400,000,000	300,000,000
Ordinary shares, shares issued	99	99	99
Ordinary shares, shares outstanding	99	99	99
Class A preference shares
Preference Shares, Par Value | $ / shares		$ 0.00005		$ 0.00005
Preference Shares, Shares Authorized	65,000	65,000	0
Preference Shares, Shares Issued	65,000	65,000	0
Preference Shares, Shares Outstanding	65,000	65,000	0